Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0001313510
Registrant Name	GAMCO Global Gold, Natural Resources & Income Trust
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES